Note 8 - Stockholders' Equity (Details Textual) - USD ($)				3 Months Ended		12 Months Ended
	Jan. 19, 2022	Feb. 11, 2021	Sep. 29, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Stock Issued During Period, Value, New Issues		$ 10,300,000			$ 9,408,920	$ 9,408,920	$ 11,158,496
Proceeds from Issuance or Sale of Equity, Total			$ 11,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)						360,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)						962,300	602,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)						$ 3.18	$ 2.79
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)						9 years 3 months 21 days
Class of Warrant or Right, Outstanding (in shares)						2,816,631
Stock Incentive Plan 2020 [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)				1,500,000				1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)				962,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)				$ 3.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)				9 years 1 month 6 days
Pre-Funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	2,360,000
Common Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	3,067,484
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 3.26
Stock Purchase Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 4.23
Class of Warrant or Right, Outstanding (in shares)				5,884,115
Warrants and Rights Outstanding, Term (Year)				4 years 2 months 12 days
Private Placement [Member]
Stock Issued During Period, Value, New Issues	$ 707,484
Proceeds from Issuance or Sale of Equity, Total	$ 9,200,000